Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable
Schedule of components in interest expense

	For the nine months ended September 30,
($ in thousands)	2024	2023
Interest expense	$—	$1,187
Amortization of Debt Discount	—	118
Loss on Extinguishment	—	2,796
Other	4	11
Total Interest Expense	$4	$4,112

	For the year ended December 31,
($ in thousands)	2023	2022
Interest expense	$1,187	$2,899
Amortization of Debt Discount	118	445
Loss on Extinguishment	2,795	—
Other	9	15
Total Interest Expense	$4,109	$3,359

Summary of long-term debt

	December 31,	December 31,
($ in thousands)	2023	2022
Note payable	$—	$31,050
Discount on note payable	—	(3,614)
Long-term note payable	$—	$27,436